Finance Expense, Net (Tables)	12 Months Ended
Dec. 31, 2019
Finance Expense, Net
Schedule of finance (expense) income, net

	2019		2018		2017
Interest expense (1)	Ps.	(10,402,021)	Ps.	(9,707,324)	Ps.	(9,245,671)
Other finance expense, net (3)		(873,177)		(859,642)		—
Finance expense		(11,275,198)		(10,566,966)		(9,245,671)
Interest income (4)		1,529,112		1,567,100		2,268,711
Foreign exchange gain, net (2)		935,291		220,149		768,923
Other finance income, net (3)		—		—		903,204
Finance income		2,464,403		1,787,249		3,940,838
Finance expense, net	Ps.	(8,810,795)	Ps.	(8,779,717)	Ps.	(5,304,833)
(1)

In 2019, interest expense included interest in the aggregate amount of Ps.426,541 related to additional lease liabilities recognized beginning on January 1, 2019, in connection with the adoption of IFRS 16, which became effective on that date. In 2017, interest expense included fees for the prepayment in full of the Senior Notes due 2018, in the amount of Ps.158,496 (see Notes 2 and  14).

(2)

In 2019, 2018 and 2017, foreign exchange gain, net, included: (i) foreign exchange gain or loss resulted primarily from the appreciation or depreciation of the Mexican peso against the U.S. dollar on the Group’s U.S. dollar-denominated monetary liability position, excluding long-term debt designated as hedging instrument of the Group’s investments in UHI and Open Ended Fund, during the years ended December 31, 2019, 2018 and 2017; and (ii) foreign exchange gain or loss resulted primarily from the appreciation or depreciation of the Mexican peso against the U.S. dollar on the Group’s U.S. dollar-denominated monetary asset position during the years ended December 31, 2019, 2018 and 2017 (see Notes 2 (e), 4 and 14). The exchange rate of the Mexican peso against the U.S. dollar as of December 31, 2019, 2018 and 2017 was of Ps.18.8838, Ps.19.6730 and Ps.19.7051, respectively.

(3)

In 2019, 2018 and 2017, other finance income or expense, net, included gain or loss from derivative financial instruments (see Note 15) and a loss from changes on fair value in other financial instruments in 2019.

In 2019, 2018 and 2017, included primarily interest income from cash equivalents and temporary investments. In 2017, also included interest income of certain temporary investments at FVIL in the amount of Ps.787,298, which were classified as investments at FVOCIL beginning on January 1, 2018, in connection with the adoption of IFRS 9, which became effective on that date.